Fair Value Measurements (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	$ 1,246,191,579	$ 1,098,142,824
NAV redemption period	12 months	12 months
Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	$ 126,102,690	$ 115,808,934
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	58,868,999	51,586,155
Self directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	128,748,181	109,085,217
Stable value fund (common/collective trust)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	66,498,178	63,534,963
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	865,973,531	758,127,555
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	313,719,870	276,480,306
Total | Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	126,102,690	115,808,934
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	58,868,999	51,586,155
Total | Self directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	128,748,181	109,085,217
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	313,719,870	276,480,306
Level 1 | Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	126,102,690	115,808,934
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	58,868,999	51,586,155
Level 1 | Self directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	128,748,181	109,085,217
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 2 | Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 2 | Self directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 3 | Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
Level 3 | Self directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	0	0
NAV | Stable value fund (common/collective trust)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	66,498,178	63,534,963
NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments – at fair value	$ 865,973,531	$ 758,127,555